Schedule of ROU assets and operating lease liabilities (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)
Right-of-use Assets And Lease Liabilities
Operating lease ROU assets	$ 365,118	£ 266,098	£ 159,070
Operating lease liabilities
Current portion	174,575	127,230	48,106
Non-current portion	190,543	138,868	110,964
Total	$ 365,118	£ 266,098	£ 159,070